Share-Based Payment - Schedule of Fair Value of the Options (Details) - Black Scholes Option Pricing Model [Member]	Dec. 30, 2025 $ / shares
Schedule of Fair Value of the Options [Line Items]
The Company share price	$ 1.07
Exercise price	$ 1.07
Expected volatility in the Company’s share price	93.65%
Expected life of the warrants (in years)	10
Risk-free interest	3.90%